Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2025	Jul. 20, 2025 USD ($)	Jul. 20, 2025 SGD ($)
Mr. Soon Huat Lim [Member]
Related Party Transaction [Line Items]
Loan facility			$ 1,900,000
March Twenty Four Two Thousand Twenty Six [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Interest rate
June Thirty Two Thousand Twenty Six [Member]
Related Party Transaction [Line Items]
Interest rate
Mr. Soon Huat Lim [Member]
Related Party Transaction [Line Items]
Loan facility		$ 1,477,564
Drew down facility		$ 466,599	$ 600,000